                       SUPPLEMENT DATED FEBRUARY 24, 2006
        TO THE CURRENT STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR
  ING EQUITY TRUST, ING FUNDS TRUST, ING INVESTMENT FUNDS, INC., ING INVESTORS
   TRUST, ING MAYFLOWER TRUST, ING MUTUAL FUNDS, ING PARTNERS, INC., ING PRIME
      RATE TRUST, ING SENIOR INCOME FUND, ING VARIABLE INSURANCE TRUST, ING VARIABLE PRODUCTS TRUST, ING VP NATURAL RESOURCES TRUST AND USLICO SERIES
                            FUND (THE "REGISTRANTS")

Effective January 18, 2006, Mses. Patricia W. Chadwick and Sheryl K. Pressler have been appointed to the Boards of Directors/Trustees of the ING Funds. The SAIs for the Registrants are hereby supplemented with the following information:

1. The table of Directors/Trustees in the "Management of the Trust/ING Funds/Fund - Directors/Trustees" section for all of the above Registrants, except ING Investors Trust and ING Prime Rate Trust, is hereby amended to include the following information:

PATRICIA W. CHADWICK (7)     Director/ January 2006 - Consultant and President of self- 173   None
7337 E. Doubletree Ranch Rd. Trustee   Present        owned company, Ravengate
Scottsdale, Arizona 85258                             Partners LLC (January 2000 -
Age:  57                                              Present).

SHERYL K. PRESSLER (7)       Director/ January 2006 - Consultant (May 2001-Present),    173   Stillwater Mining Company (May 2002 -
7337 E. Doubletree Ranch Rd. Trustee   Present        Chief Executive Officer, Lend           Present); Nuevo Energy (May 2002 -
Scottsdale, Arizona 85258                             Lease Real Estate Investments,          May 2004); Advanced Portfolio
Age:  55                                              Inc. (March 2000 - April 2001)          Management (September 2002 -
                                                      and Chief Investment Officer,           Present); California HealthCare
                                                      California Public Employees'            Foundation (June 1999 - Present);
                                                      Retirement System (April 1994 -         Romanian-American Enterprise Fund
                                                      February 2000).                         (February 2004 - Present); and
                                                                                              Robert A. Toigo Foundation (January
                                                                                              1997 - December 2002).


(7) Commenced services as Director/Trustee on January 18, 2006.

2. The table of Trustees in the section entitled "Management of the Trust - Information About The Trustees" for ING Investors Trust is hereby amended to include the following information:

PATRICIA W. CHADWICK (9)     Trustee   January 2006 - Consultant and President of self- 173   None
7337 E. Doubletree Ranch Rd.           Present        owned company, Ravengate
Scottsdale, Arizona 85258                             Partners LLC (January 2000 -
Age:  57                                              Present).


SHERYL K. PRESSLER (9)       Trustee   January 2006 - Consultant (May 2001 - Present), 173    Stillwater Mining Company (May 2002 -
7337 E. Doubletree Ranch Rd.           Present        Chief Executive Officer, Lend           Present); Nuevo Energy (May 2002 -
Scottsdale, Arizona 85258                             Lease Real Estate Investments,          May 2004); Advanced Portfolio
Age:  555                                             Inc. (March 2000 - April 2001)          Management (September 2002 -
                                                      and Chief Investment Officer,           Present); California HealthCare
                                                      California Public Employees'            Foundation (June 1999 - Present);
                                                      Retirement System (April 1994 -         Romanian-American Enterprise Fund
                                                      February 2000).                         (February 2004 - Present); and
                                                                                              Robert A. Toigo Foundation (January
                                                                                              1997 - December 2002).



(9)  Commenced services as Trustee on January 18, 2006.

3. The table of Trustees in the section entitled "Management of the Trust" beginning on page 12 for ING Prime Rate Trust is hereby amended to include the following information:

PATRICIA W. CHADWICK (4)     Trustee    January 2006 -   Consultant and President of      173   None
7337 E. Doubletree Ranch Rd.            Present          self-owned company, Ravengate
Scottsdale, Arizona 85258                                Partners LLC (January 2000 -
Age:  57                                                 Present).

SHERYL K. PRESSLER (4)       Trustee    January 2006 -   Consultant (May 2001 -           173  Stillwater Mining Company (May 2002 -
7337 E. Doubletree Ranch Rd.            Present          Present), Chief Executive             Present); Nuevo Energy (May 2002 -
Scottsdale, Arizona 85258                                Officer, Lend Lease Real              May 2004); Advanced Portfolio
Age:  55                                                 Estate Investments, Inc.              Management (September 2002 -
                                                         (March 2000 - April 2001) and         Present); California HealthCare
                                                         Chief Investment Officer,             Foundation (June 1999 - Present);
                                                         California Public Employees'          Romanian-American Enterprise Fund
                                                         Retirement System (April 1994         (February 2004 - Present); and Robert
                                                         - February 2000).                     A. Toigo Foundation (January 1997 -
                                                                                               December 2002).

(4)  Commenced services as Trustee on January 18, 2006.

Effective January 18, 2006, Mses. Patricia W. Chadwick and Sheryl K. Pressler have been appointed to the Boards of Directors/Trustees of the ING Funds. At the present time, Mses. Chadwick and Pressler do not beneficially own any funds in the ING Family of Funds.

4. The table of Directors/Trustees in the section entitled "Independent Director/Trustee Ownership of Securities/Ownership of Shares" is hereby amended to include the following information:

Patricia W.         N/A       N/A         N/A          $0          N/A
Chadwick (3)

Sheryl K.           N/A       N/A         N/A          $0          N/A
Pressler (3)

(3)  Commenced services as Trustee on January 18, 2006.







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